Commitments and Contingencies (Details Narrative) - Platosa Project Net Smelter Return [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Interest rate description	The NSR bears a rate of either (a) 1.25% in respect of manto or mineralization other than skarn mineralization or (b) 0.50% in respect of skarn or "Source" mineralization
Minimum payment for plaintiff	$ 2,500
Interest rate of plaintiff	3.00%
Payment for royalty	$ 500
Accrued labour disputes	$ 126	$ 142